ENTITIES IN THE GROUP (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Name of parent entity	TORM plc
Country of incorporation	United Kingdom
TORM A/S
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM A/S	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
DK Vessel HoldCo GP ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	DK Vessel HoldCo GP ApS	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
DK Vessel HoldCo K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	DK Vessel HoldCo K/S	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM (Gibraltar) Njord Midco Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM (Gibraltar) Njord Midco Ltd	[1]
Country of incorporation of subsidiary	Gibraltar
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Chartering Inc
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Chartering Inc	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Agnes, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Agnes, Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Alice, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Alice, Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Almena, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Almena, Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Amalie, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Amalie, Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Aslaug, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Aslaug, Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Hardrada, Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings St.Michaelis Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings St. Gabriel Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Harald Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Harald Pte. Ltd	[1],[5]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Gorm Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Gorm Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Knut Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Knut Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Valdemar Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Valdemar Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Agnete, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Agnete, Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Alexandra, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Alexandra, Pte. Ltd	[1]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Anabel, Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Anabel, Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Arawa Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Arawa Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Leif Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Leif Pte. Ltd	[1],[4]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Singapore Njord Holdings Rolf Pte. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Singapore Njord Holdings Rolf Pte. Ltd	[1],[5]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Holdings Mrs Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Holdings Mrs Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Anne Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Anne Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Freya Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Freya Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Gerd Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Gerd Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Gertrud Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Gertrud Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Gunhild Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Gunhild Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Helene Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Helene Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Helvig Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Helvig Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Ingeborg Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Ingeborg Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Mary Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Mary Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Ragnhild Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Ragnhild Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Thyra Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Thyra Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Valborg Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Valborg Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OCM Njord Vita Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	OCM Njord Vita Inc.	[1]
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	100.00%	[3]
OMI Holding Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	OMI Holding Ltd.	[1],[2],[4]
Country of incorporation of subsidiary	Mauritius
Proportion of ownership interest in subsidiary	100.00%	[3]
Torghatten & TORM Shipowning ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	Torghatten & TORM Shipowning ApS	[1],[2],[5]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
TORM Brasil Consultoria em Transporte Maritimo LTDA.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Brasil Consultoria em Transporte Maritimo LTDA.	[1],[2],[6]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interest in subsidiary	100.00%	[3]
TORM Crewing Service Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Crewing Service Ltd.	[1],[2]
Country of incorporation of subsidiary	Bermuda
Proportion of ownership interest in subsidiary	100.00%	[3]
TORM Shipping India Private Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Shipping India Private Limited	[1],[2]
Country of incorporation of subsidiary	India
Proportion of ownership interest in subsidiary	100.00%	[3]
TORM Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Singapore Pte. Ltd.	[1],[2]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
TORM USA LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM USA LLC	[1],[2]
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%	[3]
TT Shipowning K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	TT Shipowning K/S	[1],[2],[5]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 1 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 1 K/S	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 2 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 2 Pte. Ltd.	[1],[2],[6]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 3 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 3 K/S	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 4 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 4 Pte. Ltd.	[1],[2],[6]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 5 K/S
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 5 K/S	[1],[2],[7]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 6 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 6 Pte. Ltd.	[1],[2]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 7 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 7 Pte. Ltd.	[1],[2]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 8 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 8 Pte. Ltd.	[1],[2]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 9 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 9 Pte. Ltd.	[1],[8]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 10 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 10 Pte. Ltd.	[1],[8]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 11 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 11 Pte. Ltd.	[1],[8]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo 12 Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo 12 Pte. Ltd.	[1],[7]
Country of incorporation of subsidiary	Singapore
Proportion of ownership interest in subsidiary	100.00%	[3]
TORM Shipping (Phils.), Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	TORM Shipping (Phils.), Inc.	[1],[2]
Country of incorporation of subsidiary	Philippines
Proportion of ownership interest in subsidiary	25.00%	[3]
VesselCo A ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo A ApS	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo C ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo C ApS	[1],[2]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]
VesselCo E ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	VesselCo E ApS	[1],[7]
Country of incorporation of subsidiary	Denmark
Proportion of ownership interest in subsidiary	100.00%	[3]

[1]	All subsidiaries are consolidated in full.
[2]	Entities added in the financial year ended 31 December 2015.
[3]	For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.) INC where voting rights are 100%.
[4]	Entities dissolved in the financial year ended 31 December 2017.
[5]	Entities dissolved in the financial year ended 31 December 2016.
[6]	Entities dissolved in the financial year ended 31 December 2015.
[7]	Entities added in the financial year ended 31 December 2017.
[8]	Entities added in the financial year ended 31 December 2016.